GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill

	December 31,
	2012	2011

Goodwill, beginning of the year	$44,493	$53,926
Additions in respect of acquisitions	1,972	-
Impairment of Goodwill (see note 2g and 1k)	(297)	(6,216)
Foreign currency translation adjustments	1,022	(3,217)

Goodwill, end of year	$47,190	$44,493